--------------------------------------------------------------------------------
BAILLIE GIFFORD INTERNATIONAL
EQUITY FUND

Annual Report
December 31, 2001

INDEX
                                   BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------






                                                              PAGE NUMBER


Portfolio of Investments                                         1 - 5

Industry Diversification                                           6

Statement of Assets and Liabilities                                7

Statement of Operations                                            8

Statements of Changes in Net Assets                                9

Financial Highlights

                    Selected Data for Class I share               10

                    Selected Data for Class III share             11

Notes to Financial Statements                                  12 - 16

Independent Auditors' Report                                      17

Additional Information                                            18

Management of the Trust                                        19 - 20

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001                  BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                        SHARES       U.S. $ VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS  - 94.6%
AUSTRALIA - 3.9%
Amcor, Ltd                                                     310,000      $  1,134,630
Australia and New Zealand Banking Group Ltd.                   130,200         1,186,963
BHP Billiton, Ltd.                                             563,772         3,030,256
Brambles Industries, Ltd.                                      523,095         2,784,842
Coles Myer, Ltd.                                               205,000           881,495
Foster's Group, Ltd.                                           420,000         1,044,894
National Australia Bank, Ltd.                                  151,100         2,464,318
The News Corp., Ltd.                                           240,500         1,923,261
Woolworths, Ltd.                                               217,000         1,248,569
                                                                            ------------
                                                                              15,699,228
                                                                            ------------

BELGIUM - 1.9%
Delhaize Le Lion SA                                             60,700         3,159,037
Interbrew                                                      155,170         4,248,489
                                                                            ------------
                                                                               7,407,526
                                                                            ------------

DENMARK - 0.8%
Novo Nordisk A/S, Class B                                       82,215         3,362,285
                                                                            ------------

FINLAND - 1.3%
Nokia Oyj                                                      201,600         5,198,412
                                                                            ------------


FRANCE - 11.3%
Aventis SA                                                      58,710         4,168,927
BNP Paribas SA                                                  58,320         5,218,734
L' Oreal SA                                                     34,090         2,455,597
Orange SA (a)                                                  574,300         5,205,569
Publicis Groupe SA                                             149,410         3,957,749
Sanofi-Synthelabo SA                                           102,840         7,673,397
Schneider Electric SA                                           60,270         2,897,854
TotalFinaElf SA                                                 95,210        13,597,795
                                                                            ------------
                                                                              45,175,622
                                                                            ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001                  BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                        SHARES       U.S. $ VALUE
----------------------------------------------------------------------------------------
Deutsche Bank AG                                                87,730      $  6,194,452
Deutsche Boerse AG                                              77,200         3,058,855
Epcos AG                                                        60,740         3,136,782
Gehe AG                                                         62,940         2,437,797
MLP AG                                                          49,670         3,644,206
Porsche AG                                                       7,910         3,021,450
SAP AG                                                          41,050         5,347,356
                                                                            ------------
                                                                              26,840,898
                                                                            ------------
HONG KONG - 2.2%
Cheung Kong (Holdings), Ltd.                                   268,000         2,783,826
Hang Seng Bank Ltd.                                            115,000         1,264,603
Hongkong Electric Holdings, Ltd.                               128,500           477,885
Hutchison Whampoa, Ltd.                                        260,000         2,509,009
Legend Holdings, Ltd.                                        1,130,000           576,021
Sun Hung Kai Properties, Ltd.                                  150,000         1,211,865
                                                                            ------------
                                                                               8,823,209
                                                                            ------------
IRELAND - 2.2%
CRH Plc.                                                       338,360         5,950,147
Ryanair Holdings Plc. (a)                                      471,910         2,983,315
                                                                            ------------
                                                                               8,933,462
                                                                            ------------
ITALY - 2.9%
Riunione Adriatica di Sicurta SpA                              357,880         4,215,789
San Paolo - IMI SpA                                            326,870         3,507,064
Telecom Italia Mobile SpA                                      648,890         3,622,598
                                                                            ------------
                                                                              11,345,451
                                                                            ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001                  BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                        SHARES       U.S. $ VALUE
----------------------------------------------------------------------------------------
JAPAN - 18.8%
Anritsu Corp.                                                  289,000      $  2,321,967
Canon, Inc.                                                    154,000         5,299,405
East Japan Railway Co.                                             381         1,840,173
Fast Retailing Co., Ltd.                                        38,800         3,451,915
Fuji Photo Film Co., Ltd.                                      152,000         5,427,743
Hitachi, Ltd.                                                  705,000         5,164,047
Kao Corp.                                                      288,000         5,988,097
Kyocera Corp.                                                   65,800         4,292,614
Mitsubishi Tokyo Financial Group, Inc.                             398         2,669,327
Mitsui Sumitomo Marine Insurance Co., Ltd.                     479,600         2,250,527
Nintendo Co., Ltd.                                              24,000         4,202,655
Nippon Electric Glass Co., Ltd.                                125,000           918,473
NTT DoCoMo, Inc.                                                   346         4,065,619
Promise Co., Ltd.                                               71,900         3,889,600
Rohm Co., Ltd.                                                  20,100         2,608,736
SMC Corp.                                                       44,900         4,570,166
Sumitomo Chemical Co., Ltd.                                  1,400,000         4,753,548
Takeda Chemical Industries, Ltd.                               149,000         6,741,721
Toyota Motor Corp.                                             169,000         4,281,093
                                                                            ------------
                                                                              74,737,426
                                                                            ------------
NETHERLANDS - 3.4%
Akzo Nobel NV                                                  120,470         5,379,370
ASML Holding NV (a)                                            256,900         4,465,041
Verenigde Nederlandse Uitgeversbedrijven NV                    123,350         3,790,231
                                                                            ------------
                                                                              13,634,642
                                                                            ------------
PORTUGAL - 2.0%
Brisa - Auto Estradas de Portugal SA                         1,249,500         5,295,717
Portugal Telecom, SGPS SA                                      352,002         2,742,425
                                                                            ------------
                                                                               8,038,142
                                                                            ------------

SINGAPORE - 0.5%
Singapore Press Holdings, Ltd.                                 162,000         1,912,591
                                                                            ------------

SPAIN - 2.9%
Altadis SA                                                     191,600         3,258,445
Banco Santander Central Hispano SA                             615,640         5,158,198
Telefonica SA                                                  239,420         3,204,063
                                                                            ------------
                                                                              11,620,706
                                                                            ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001                  BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                        SHARES       U.S. $ VALUE
----------------------------------------------------------------------------------------
SWEDEN - 1.8%
Atlas Copco AB, Class B                                        194,710      $  4,092,925
Telefonaktiebolaget LM Ericsson                                596,380         3,240,670
                                                                            ------------
                                                                               7,333,595
                                                                            ------------
SWITZERLAND - 9.1%
Adecco SA                                                       72,140         3,921,360
Credit Suisse Group                                            146,356         6,241,044
Holcim, Ltd., Class B                                           18,670         4,025,694
Nestle SA                                                       27,260         5,812,227
Novartis AG                                                    164,429         5,942,143
Swiss Re                                                        78,850         7,931,067
The Swatch Group AG, Class B                                    25,870         2,325,542
                                                                            ------------
                                                                              36,199,077
                                                                            ------------

UNITED KINGDOM - 22.9%
Amvescap Plc.                                                  268,000         3,888,750
AstraZeneca Plc.                                                82,000         3,697,220
Barclays Plc.                                                  141,000         4,668,534
BG Group Plc.                                                  378,000         1,526,634
BP Plc. (a)                                                  1,291,000        10,033,387
CGNU Plc.                                                      204,000         2,498,414
Compass Group Plc.                                             238,000         1,783,874
Diageo Plc.                                                    367,000         4,192,912
Electrocomponents Plc.                                         169,000         1,318,353
Elsevier NV                                                    199,000         2,353,059
Enterprise Oil Plc.                                            214,000         1,445,146
GlaxoSmithKline Plc.                                           487,212        12,217,527
Hanson Plc.                                                    304,000         2,080,571
HSBC Holdings Plc.                                             447,000         5,243,516
Imperial Tobacco Group Plc.                                    534,000         7,052,904
Invensys Plc.                                                1,724,000         2,992,097
Lloyds TSB Group Plc.                                          325,000         3,528,598
Prudential Plc.                                                130,000         1,493,742
Royal Bank of Scotland Group Plc.                              220,000         5,353,515
Royal & Sun Alliance Insurance Group Plc.                      405,000         2,332,684
Standard Chartered Plc.                                        183,000         2,183,962
The Sage Group Plc.                                            336,000         1,117,392
Vodafone Group Plc.                                          3,116,000         8,151,666
                                                                            ------------
                                                                              91,154,457
                                                                            ------------
TOTAL COMMON STOCKS
                                                                            ------------
      (cost $443,218,269)                                                    377,416,729
                                                                            ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001                  BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                        SHARES       U.S. $ VALUE
----------------------------------------------------------------------------------------
MUTUAL FUNDS -4.2%
UNITED KINGDOM - 4.2%
Baillie Gifford Japanese Smaller Cos. Fund                     868,511      $  9,930,174
Baillie Gifford Emerging Markets Growth Fund                 4,438,883         6,673,506
                                                                            ------------
                                                                              16,603,680
                                                                            ------------
TOTAL MUTUAL FUNDS
      (cost $20,492,020)                                                      16,603,680
                                                                            ------------

TOTAL INVESTMENTS - 98.8%
      (cost $463,710,289)                                                    394,020,409
Other assets less liabilities - 1.2%                                           4,726,743
                                                                            ------------
NET ASSETS - 100%                                                           $398,747,152
                                                                            ============

(a)  Non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INDUSTRY DIVERSIFICATION
DECEMBER 31, 2001 (UNAUDITED)      BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                                             % OF TOTAL
                                                         US$ VALUE           NET ASSETS
                                                     ----------------     --------------
Automobiles & Parts                                     $  7,302,543                1.8%
Banks                                                     54,882,828               13.8
Beverages                                                  8,441,401                2.1
Chemicals                                                 10,132,918                2.5
Construction & Building Materials                         12,056,412                3.0
Diversified Industrials                                    2,509,009                0.6
Electricity                                                  477,885                0.1
Electronic & Electrical Equipment                         19,537,225                4.9
Engineering & Machinery                                    8,663,091                2.2
Food & Drug Retailers                                      4,407,606                1.1
Food Producers & Processors                                5,812,227                1.5
Household Goods & Textiles                                 2,325,542                0.6
Information Technology Hardware                           23,574,894                5.9
Insurance                                                 20,374,273                5.1
Leisure, entertaiment & hotel                              7,031,423                1.8
Life Assurance                                             3,992,156                1.0
Media & Photography                                       19,364,634                4.9
Mining                                                     3,030,256                0.8
Oil & Gas                                                 26,602,962                6.7
Open-Ended Investment Cos.                                16,603,680                4.2
Personal Care & Household Products                         8,443,694                2.1
Pharmaceuticals                                           46,241,017               11.6
Real Estate                                                3,995,691                1.0
Retailers-General                                          4,333,410                1.1
Software & Computer Technology                             6,464,748                1.6
Specialty & Other Finance                                 10,837,205                2.7
Support Services                                           9,159,185                2.3
Telecommunications Services                               26,991,940                6.8
Tobacco                                                   10,311,349                2.6
Transportation                                            10,119,205                2.4
                                                        ------------           --------

Total Value of Investments                               394,020,409               98.8%
Other assets less liabilities                              4,726,743                1.2%
                                                        ------------           --------
Net Assets                                              $398,747,152              100.0%
                                                        ============           ========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001                  BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

ASSETS
       Investments, at value (cost $463,710,289)                                             $394,020,409
       Cash                                                                                     2,023,233
       Foreign cash, at value (cost $1,893,943)                                                 1,913,015
       Dividends and interest receivable                                                          275,212
       Receivable for investments sold                                                          1,650,070
                                                                                             ------------

       Total Assets                                                                           399,881,939
                                                                                             ------------

LIABILITIES
       Payable for investment securities purchased                                                555,406
       Advisory fee payable                                                                       357,221
       Service fee payable                                                                         50,935
       Other payables                                                                             171,225
                                                                                             ------------

       Total Liabilities                                                                        1,134,787
                                                                                             ------------

NET ASSETS                                                                                   $398,747,152
                                                                                             ============


COMPOSITION OF NET ASSETS
       Paid-in capital                                                                       $479,055,185
       Overdistributed net investment income                                                     (594,508)
       Accumulated net realized loss on investments and foreign currency transactions         (10,070,019)
       Net unrealized depreciation in value of investments and foreign currencies             (69,643,506)
                                                                                             ------------
                                                                                             $398,747,152
                                                                                             ============


NET ASSET VALUE, PER SHARE

       CLASS I ($3,617,033 / 702,574 shares outstanding)                                     $       5.15
                                                                                             ------------

       CLASS III ($395,130,119 / 76,742,289 shares outstanding)                              $       5.15
                                                                                             ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001  BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
       Dividends (net of foreign taxes withheld of $942,923)                                $   5,927,157
       Interest                                                                                   390,902
                                                                                            -------------
          TOTAL INVESTMENT INCOME                                                               6,318,059
                                                                                            -------------

EXPENSES
       Advisory fee                                                                             1,489,119
       Service fee - Class III Shares                                                             212,052
                     Class I   Shares                                                               3,423
       Fund Accounting                                                                            218,518
       Custody - (Note B)                                                                         120,000
       Professional fees                                                                           46,825
       Transfer Agency                                                                             15,608
       Other                                                                                       93,651
                                                                                            -------------
       TOTAL EXPENSES                                                                           2,199,196
       Less - reduction in custody fee due to undertaking by the Manager - (Note B)              (120,000)
                                                                                            -------------
          NET EXPENSES                                                                          2,079,196
                                                                                            -------------

          NET INVESTMENT INCOME                                                                 4,238,863
                                                                                            -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
       Net realized loss from:
            Investments                                                                       (45,811,883)
            Foreign currency transactions                                                         (26,917)
                                                                                            -------------
                                                                                              (45,838,800)
                                                                                            -------------
       Net increase in unrealized depreciation on:
            Investments                                                                       (54,139,560)
            Translation of assets and liabilities in foreign currencies                          (852,349)
                                                                                            -------------
                                                                                              (54,991,909)
                                                                                            -------------

       Net realized and unrealized loss on investments and foreign currency transactions     (100,830,709)
                                                                                            -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                  $ (96,591,846)
                                                                                            =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS   BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED        PERIOD ENDED
                                                                                 DECEMBER 31,       DECEMBER 31,
                                                                                     2001              2000 (A)
                                                                                --------------     -------------
DECREASE IN NET ASSETS FROM OPERATIONS
       Net investment income (loss)                                             $   4,238,863       $     (3,061)
       Net realized loss from investments and foreign currency transactions       (45,838,800)        (3,026,175)
       Net increase in unrealized depreciation on investments and translation of
            assets and liabilities in foreign currencies                          (54,991,909)       (14,651,597)
                                                                                --------------      ------------
       Net decrease in net assets from operations                                 (96,591,846)       (17,680,833)
                                                                                -------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income:
            Class I                                                                         -                  -
            Class III                                                                (981,769)                 -
       Taxable distributions in excess of net investment income and net realized gain on investments
            Class I                                                                         -                  -
            Class III                                                            (108,725,493)                 -
       Return of capital distributions
            Class I                                                                         -                  -
            Class III                                                             (44,432,334)                 -
                                                                                -------------       ------------
       TOTAL DIVIDENDS AND DISTRIBUTIONS                                         (154,139,596)                 -
                                                                                -------------       ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST Net proceeds from shares subscribed:
            Class I                                                                 3,792,517                  -
            Class III                                                                       -        509,232,642
       Dividends and distributions reinvested:
            Class I                                                                         -                  -
            Class III                                                             154,139,577                  -
       Cost of shares redeemed:
            Class I                                                                    (5,309)                 -
            Class III                                                                       -                  -
                                                                                -------------       ------------
       INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
            BENEFICIAL INTEREST                                                   157,926,785        509,232,642
                                                                                -------------       ------------

       TOTAL (DECREASE) INCREASE IN NET ASSETS                                    (92,804,657)       491,551,809

NET ASSETS
       Beginning of period                                                        491,551,809                  -
                                                                                -------------       ------------
       End of year                                                              $ 398,747,152       $491,551,809
                                                                                =============       ============


(A)  COMMENCEMENT OF OPERATIONS, NOVEMBER 1, 2000.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS               BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR CLASS I SHARE OUTSTANDING:



                                                             For the Period
                                                          August 12, 2001 (a)
                                                                through
                                                           December 31, 2001
                                                      --------------------------
Net asset value, beginning of period                            $5.39
                                                      --------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net investment income                                            0.01
Net realized and unrealized loss
     on investments and foreign
     currency transactions                                      (0.25)
                                                      --------------------------
Net decrease in net asset
     value from investment operations                           (0.24)
                                                      --------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------
Dividends from net investment income                                -
Taxable distributions in excess of net investment income
     and net realized gain on investments                           -
Return of capital distributions                                     -
                                                      --------------------------
      Total Dividends and Distributions                             -
                                                      --------------------------
Net asset value, end of period                                  $5.15
                                                      ==========================


TOTAL RETURN
------------
Total investment return based on net
     asset value (b)                                           (4.45%)

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period
     (000's omitted)                                           $3,617
Ratio of net expenses to average net
     assets (c)                                                0.72%*
Ratio of net investment income
      to average net assets (c)                                0.27%*
Portfolio turnover rate                                         40%



*     Annualized.
(a)   Commencement of share class.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c) During 2001, the Manager voluntarily undertook to pay all custody fees incurred by the Fund. Absent this undertaking, the annualized net expense percentage for Class I in 2001 would have been approximately 0.74%.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR CLASS III SHARE OUTSTANDING:


                                                                                                        For the Period
                                                                                                     November 1, 2000 (a)
                                                                        Year ended                         through
                                                                     December 31, 2001                December 31, 2000
                                                                ----------------------------     -----------------------------
Net asset value, beginning of period                                      $9.65                            $10.00
                                                                ----------------------------     -----------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net investment income                                                      0.06                                 -
Net realized and unrealized loss
     on investments and foreign
     currency transactions                                                (1.53)                            (0.35)
                                                                ----------------------------     -----------------------------
Net decrease in net asset
     value from investment operations                                     (1.47)                            (0.35)
                                                                ----------------------------     -----------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------
Dividends from net investment income                                      (0.02)                                 -
Taxable distributions in excess of net investment income
     and net realized gain on investments                                 (2.14)                                 -
Return of capital distributions                                           (0.87)                                 -
                                                                ----------------------------     -----------------------------
      Total Dividends and Distributions                                   (3.03)                                 -
                                                                ----------------------------     -----------------------------
Net asset value, end of period                                            $5.15                             $9.65
                                                                ============================     =============================

TOTAL RETURN
------------
Total investment return based on net
     asset value (b)                                                     (19.57%)                          (3.50%)
RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period
     (000's omitted)                                                     $395,130                          $491,552
Ratio of net expenses to average net
     assets (c)                                                            0.49%                            0.69%*
Ratio of net investment income
      to average net assets (c)                                            1.00%                            0.00%*
Portfolio turnover rate                                                     40%                               6%


*     Annualized.
(a)   Commencement of investment operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c) During 2001, the Manager voluntarily undertook to pay all custody fees incurred by the Fund. Absent this undertaking, the net expense percentage for Class III in 2001 would have been approximately 0.52%.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE A -- ORGANIZATION AND ACCOUNTING POLICIES

        Baillie Gifford International Equity Fund, (the "Fund") is a series of Baillie Gifford Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, and organized as a Massachusetts business trust under the laws of Massachusetts by an agreement and Declaration of Trust dated June 21, 2000. The Fund offers three classes of shares, Class I, Class II and Class III shares (unlimited number of shares authorized, without par value). At December 31, 2001 shares issued and outstanding were of Class I and Class III shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred. The following is a summary of significant accounting policies followed by the Fund.

VALUATION OF INVESTMENTS

        Investments are carried at value. Securities listed on foreign exchanges and for which market quotations are readily available are valued at the closing price on the exchange on which the securities are traded at the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Securities listed or traded on any domestic (U.S.) exchanges are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available, including restricted securities and illiquid assets, are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. The Fund invests in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers.

        Repurchase Agreements are carried at cost which approximates market value (See Note D).

FOREIGN CURRENCY TRANSLATION

        The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

        The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Fund. When forward contracts are closed, the Fund records realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions. At December 31, 2001, the Fund did not have any forward foreign currency contracts outstanding.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

        The securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

TAXES

        The Fund intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended, and as such will not be subject to federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to its shareholders. Therefore, no federal income tax provision is required.

        Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

        The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of net investment income and capital gains on an income tax basis and under generally accepted accounting principles primarily resulted from a one time election for United States income tax purposes made by the Fund in 2001, to mark certain securities to market and recognize gains and losses between the market basis of those securities and their respective tax basis.

        Currently, the Fund's policy is to distribute net investment income and net capital gains once a year. This policy is, however, subject to change at any time by the Fund's Board of Trustees. As a result of the mark to market adjustment discussed above, a distribution was made during the year ended December 31, 2001. The distribution was treated as a dividend to the extent of the Fund's net taxable income for the year, the remaining distribution was treated as a return of capital.

        During the year ended December 31, 2001, the Fund reclassified permanent differences, reflecting differences between financial statement and tax reporting, in the composition of the net assets section of the Fund's statement of assets and liabilities as follows:

                                                           ACCUMULATED
                  OVERDISTRIBUTED              NET REALIZED LOSS ON INVESTMENTS                PAID-IN
               NET INVESTMENT INCOME          AND FOREIGN CURRENCY  TRANSACTIONS               CAPITAL
             -------------------------        ----------------------------------         -------------------
                   $ (3,848,541)                         $ 191,952,783                     $ (188,104,242)


NOTE B -- INVESTMENT MANAGEMENT AND OTHER SERVICES

        The Fund is advised and managed by Baillie Gifford Overseas Limited (the "Manager"). The Manager is a registered investment adviser which is a wholly owned subsidiary of Baillie Gifford & Co. Investment decisions made by the Manager for the Fund are made by teams organized for that purpose and no person or persons are primarily responsible for making recommendations to such teams.

        Under the Investment Advisory Agreement, the Fund pays the Manager a quarterly management fee, in arrears, at the rate of 0.35% of the Fund's average month end net assets. For the year ended December 31, 2001, the Fund incurred $1,489,119 in Investment Advisory Fees.

        The Fund has adopted a Shareholder Service Plan providing that the Fund may obtain the services of, and compensate for, qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the Manager receives a fee at the annualized rate of 0.25% and 0.05% of the Fund's average daily net assets attributable to Class I and Class III shares, respectively. For the year ended December 31, 2001 the Fund incurred $3,423 and $212,052 in Shareholder Servicing Fees for Class I and Class III shares, respectively.

        In April 2001, the Manager voluntarily undertook to pay all custody fees incurred by the Fund. The Fund will remain contractually obligated to pay the custody fees incurred and the Manager reserves the right to terminate such undertaking at any time. For the period from January 1, 2001 to December 31, 2001, the Manager has incurred approximately $120,000 of custody fees on behalf of the Fund.

NOTE C -- INVESTMENT TRANSACTIONS

        Purchases and proceeds from sales of securities (excluding short-term securities) were as follows:

                                    For the Year Ended December 31, 2001
------------------------------------------------------------------------------------------------------------
Purchases
     Stocks and debt obligations                                                                $176,915,079


Sales
     Stocks and debt obligations                                                                $164,683,441



 The gross unrealized appreciation and (depreciation) on investments at December 31, 2001 is as follows:

Gross Appreciation                                                                               $11,176,627
Gross Depreciation                                                                               (80,866,507)
                                                                                     -----------------------
     Net Unrealized Depreciation                                                                $(69,689,880)
                                                                                     =======================

        The cost of assets and gross unrealized appreciation (depreciation) at December 31, 2001 for United States federal income tax purposes, is substantially equivalent to the cost of assets and gross unrealized appreciation (depreciation) at December 31, 2001 for financial reporting purposes. The Fund may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such currencies.

NOTE D -- REPURCHASE AGREEMENTS

        A repurchase agreement is the purchase of a security at a specified price with an agreement to sell the same or substantially the same security to the same counterparty at a fixed or determinable price at a future date.
Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements of more than seven days duration (or investments in any other securities which are deemed to be not readily marketable by the staff of the Securities and Exchange Commission) are not permitted if more than 10% of Fund's net assets would be so invested.


NOTE E -- TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                                        Class I Shares                                  Class III Shares
                                For the Period August 12, 2001                         For the Year Ended
                                  through December 31, 2001                             December 31, 2001
                        -----------------------------------------------    --------------------------------------------
                               Shares                    Amount                  Shares                  Amount
                        ----------------------    ---------------------    --------------------    --------------------

Shares sold                           703,621               $3,792,517                       -                       -

Shares issued in
reinvestment of
dividends and
distributions                               -                        -              25,819,025            $154,139,577

Shares redeemed                       (1,047)                  (5,309)                       -                       -
                        ----------------------    ---------------------    --------------------    --------------------

Net increase                          702,574               $3,787,208              25,819,025            $154,139,577
                        ======================    =====================    ====================    ====================


At December 31, 2001, 99.1% of the total shares outstanding were held by one record shareholder.

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Baillie Gifford International Equity Fund:

We have audited the accompanying statement of assets and liabilities of Baillie Gifford International Equity Fund, including the portfolio of investments, as of December 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights presented for the period ended December 31, 2000, were audited by other auditors whose report thereon dated February 26, 2001, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Baillie Gifford International Equity Fund as of December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                               /s/ KPMG LLP

New York, New York
February 28, 2002

BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
Additional Information (Unaudited)

CHANGE IN INDEPENDENT AUDITOR: Effective June 28, 2001 PricewaterhouseCoopers LLP ("PwC") resigned as auditors of the Fund. For the Fund's fiscal period ended December 31, 2000, PwC's audit report contained no adverse opinion or disclaimer of opinion; nor was the report qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of such disagreements in connection with its audit report.

MANAGEMENT OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

R. ROBIN MENZIES                        CHAIRMAN OF THE BOARD & PRESIDENT

Mr. Menzies is a director of Baillie Gifford Overseas Limited and a partner of Baillie Gifford & Co. He graduated BA in Engineering and Law from Cambridge University. Aged 49, he joined Baillie Gifford in 1973 and became a partner in 1981. Mr. Menzies is a member of the Institutional Clients Department and has particular responsibility for North American clients.

Mr. Menzies will be in charge of the geographical diversification of the International Equity Fund's and The EAFE Fund's assets. Under Mr. Menzies supervision, investment teams at Baillie Gifford recommend securities selections for each of these Funds.

Mr. Menzies is the only trustee who is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his involvement with Baillie Gifford Overseas Limited.

JOHN G. BARRIE, JR.                     TRUSTEE

Mr. Barrie retired in April 2000 from Dominion Resources, Inc., an electric and gas utility, where he served in a variety of supervisory roles over the course of the thirty-five years, including most recently, Assistant Treasurer.

JOHN M. SMITH                           TRUSTEE

Mr. Smith serves as a consultant to the management of, and the board of directors of, the Guardian Mutual Funds since January, 2000. Mr. Smith served in a variety of executive positions with Guardian Life Insurance Company and its affiliates until the end of 1999, including as Executive Vice President of Guardian Life Insurance Company; Executive Vice President and Director of Guardian Insurance and Annuity Company; President and Director of Guardian Investors Services Corp. (broker-dealer and investment adviser); President of GIAC Funds, Inc. (mutual funds); and Director of Guardian Asset Management Corp. and Guardian Baillie Gifford Ltd. (investment advisers).

EDWARD H. HOCKNELL                      VICE PRESIDENT

Mr. Hocknell is a director of Baillie Gifford Overseas Limited and became a partner in Baillie Gifford & Co. in 1998. Aged 41, Mr. Hocknell graduated BA in Classics and Philosophy from Oxford University. He is responsible for North American and UK clients.

Mr. Hocknell will be in charge of the geographical diversification of The Emerging Markets Fund's assets. His decisions to buy and sell securities for the Fund will be made with help from several investment teams at Baillie Gifford.

ALAN PATERSON                           VICE PRESIDENT

Mr. Paterson joined Baillie Gifford in 1993 following five years with KPMG where he qualified as a Chartered Accountant. Aged 33, he is presently Head of the Institutional Clients Accounting Department, which is responsible for the accounting and administration service to Baillie Gifford's institutional clients worldwide.

JEFFREY KUTLER                          VICE PRESIDENT

Mr. Kutler joined Baillie Gifford in May 1996 and is currently responsible for all North American marketing. Aged 43, he is based in Manhattan, New York. For nine years prior to joining Baillie Gifford Mr. Kutler was Vice President and Director of Client Services with The Prudential Investment Corporation, Inc.

DICKSON JACKSON                         TREASURER

Mr. Jackson joined Baillie Gifford in 1998 following eight years with The WM Company where he administered and managed both pooled and segregated pension funds as well as presenting performance information to UK Fund Management companies. At age 30, he is presently responsible for a team of Investment Accountants providing administration services to Baillie Gifford's non-UK institutional clients.

ANGUS N. G. MACDONALD                   SECRETARY

Mr. Macdonald qualified LL.B in Law in 1989 and attained his Diploma in Legal Practice in 1990. Aged 35, he joined Baillie Gifford in 1996 having previously worked as a lawyer in another financial services company and private practice before that. He is presently the Compliance Officer and Counsel for Baillie Gifford Overseas Limited.

----------
Previous positions during the past five years with Baillie Gifford Overseas Limited are omitted, if not materially different from the positions listed.

The address of each trustee and officer of the Trust affiliated with Baillie Gifford Overseas Limited is 1 Rutland Court, Edinburgh, Scotland EH3 8EY.